SIGNIFICANT ACCOUNTING POLICIES (Details - Future expected amortization of intangible assets)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
2022	$ 51,028
2023	51,028
2024	51,028
2025	51,028
2026	51,028
Thereafter	87,822
Total	$ 342,962